OneAscent Large Cap Core ETF
Schedule of Investments
November 30, 2025 - (Unaudited)
COMMON STOCKS — 99.50% Shares Fair Value
Communications — 11.18%
Alphabet, Inc., Class C 16,150 $ 5,169,938
Alphabet, Inc., Class A 19,604 6,276,809
AT&T, Inc. 52,034 1,353,925
Booking Holdings, Inc. 206 1,012,426
Electronic Arts, Inc. 2,660 537,400
GoDaddy, Inc., Class A
(a)
2,626 335,760
Liberty Broadband Corp., Series C
(a)
4,207 194,742
News Corp., Class A 13,502 346,731
Omnicom Group, Inc. 12,532 897,521
Pinterest, Inc., Class A
(a)
8,646 225,834
T-Mobile US, Inc. 4,386 916,718
Trade Desk, Inc. (The), Class A
(a)
6,996 276,762
Uber Technologies, Inc.
(a)
10,742 940,355
VeriSign, Inc. 1,171 295,080
Verizon Communications, Inc. 34,985 1,438,233
Warner Bros Discovery, Inc.
(a)
16,681 400,344
20,618,578
Consumer Discretionary — 12.13%
Airbnb, Inc., Class A
(a)
5,224 611,156
Amazon.com, Inc.
(a)
33,033 7,703,956
AutoZone, Inc.
(a)
121 478,474
Best Buy Co., Inc. 5,563 441,035
BorgWarner, Inc. 14,896 641,422
Chipotle Mexican Grill, Inc.
(a)
6,800 234,736
Copart, Inc.
(a)
11,974 466,747
DoorDash, Inc., Class A
(a)
2,465 488,982
eBay, Inc. 3,612 299,037
Expedia Group, Inc. 1,945 497,317
Ford Motor Co. 57,113 758,461
General Motors Co. 12,819 942,453
Gentex Corp. 26,217 598,534
Harley-Davidson, Inc. 10,754 263,365
Hilton Worldwide Holdings, Inc. 876 249,686
Home Depot, Inc. (The) 5,741 2,049,079
Lear Corp. 6,016 645,878
Lowe's Cos., Inc. 4,281 1,038,057
Marriott International Inc, Class A 1,663 506,866
McDonald's Corp. 3,325 1,036,801
O'Reilly Automotive, Inc.
(a)
5,822 592,097
Rivian Automotive, Inc., Class A
(a)
15,970 269,254
Ross Stores, Inc. 2,943 519,027
Royal Caribbean Cruises Ltd. 1,184 315,240
Tractor Supply Co. 4,716 258,342
Williams-Sonoma, Inc. 1,507 271,275
Yum! Brands, Inc. 1,370 209,898
22,387,175

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)
COMMON STOCKS — 99.50% - continued Shares Fair Value
Consumer Staples — 4.29%
Coca-Cola Co. (The) 23,284 $ 1,702,526
Hershey Co. (The) 1,524 286,634
Keurig Dr Pepper, Inc. 8,958 249,928
Mondelez International, Inc., Class A 8,048 463,323
PepsiCo, Inc. 7,427 1,104,692
Procter & Gamble Co. (The) 9,829 1,456,265
Sysco Corp. 3,270 249,174
Wal-Mart Stores, Inc. 21,753 2,403,924
7,916,466
Energy — 2.04%
Chevron Corp. 6,831 1,032,369
ConocoPhillips 3,327 295,072
Exxon Mobil Corp. 16,439 1,905,608
SLB N.V. 6,698 242,736
Williams Cos., Inc. (The) 4,592 279,791
3,755,576
Financials — 10.98%
American Express Co. 2,612 954,086
Ameriprise Financial, Inc. 597 272,077
Aon PLC, Class A 1,190 421,165
Apollo Global Management, Inc., Class A 3,560 469,386
Arthur J Gallagher & Co. 776 192,153
Bank of America Corp. 31,123 1,669,749
Bank of New York Mellon Corp. (The) 3,387 379,683
Berkshire Hathaway, Inc., Class B
(a)
6,892 3,541,178
Blackstone, Inc. 5,389 789,057
Capital One Financial Corp. 1,906 417,547
Charles Schwab Corp. (The) 7,627 707,252
Chubb Ltd. 1,207 357,489
CME Group, Inc. 1,652 464,972
Coinbase Global, Inc., Class A
(a)
1,153 314,561
Interactive Brokers Group, Inc., Class A 6,384 415,088
Intercontinental Exchange, Inc. 3,769 592,864
JPMorgan Chase & Co. 10,487 3,283,270
Marsh & McLennan Cos., Inc. 3,059 561,174
Morgan Stanley 8,384 1,422,429
Nasdaq, Inc. 3,760 341,859
PayPal Holdings, Inc. 5,144 322,477
PNC Financial Services Group, Inc. (The) 1,504 286,843
Progressive Corp. (The) 2,447 559,849
Robinhood Markets, Inc., Class A
(a)
2,796 359,258
T. Rowe Price Group, Inc. 5,060 518,043
Truist Financial Corp. 5,546 257,889
U.S. Bancorp 7,632 374,350
20,245,748
Health Care — 7.99%
Abbott Laboratories 9,023 1,163,064
Agilent Technologies, Inc. 2,516 386,206

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)
COMMON STOCKS — 99.50% - continued Shares Fair Value
Health Care — 7.99% - continued
Amgen, Inc. 1,703 $ 588,318
Boston Scientific Corp.
(a)
7,851 797,505
Bristol-Myers Squibb Co. 14,764 726,389
Cigna Group (The) 1,283 355,750
Edwards Lifesciences Corp.
(a)
4,106 355,867
Elevance Health, Inc. 1,113 376,483
Eli Lilly & Co. 3,057 3,287,711
Gilead Sciences, Inc. 4,246 534,317
Humana, Inc. 825 202,760
IDEXX Laboratories, Inc.
(a)
745 560,896
IQVIA Holdings, Inc.
(a)
1,896 436,100
Merck & Co., Inc. 15,740 1,650,024
Mettler-Toledo International, Inc.
(a)
253 373,610
Regeneron Pharmaceuticals, Inc. 635 495,421
ResMed, Inc. 1,064 272,203
Stryker Corp. 2,255 837,011
Vertex Pharmaceuticals, Inc.
(a)
905 392,417
Waters Corp.
(a)
643 259,399
Zoetis, Inc., Class A 5,277 676,406
14,727,857
Industrials — 8.55%
3M Co. 2,090 359,585
AMETEK, Inc. 1,957 387,271
Amphenol Corp., Class A 7,391 1,041,391
Carrier Global Corp. 5,353 293,773
Caterpillar, Inc. 2,293 1,320,218
Cintas Corp. 1,947 362,181
CSX Corp. 8,047 284,542
Cummins, Inc. 786 391,413
Deere & Co. 1,439 668,401
Eaton Corp. plc 2,272 785,861
Emerson Electric Co. 1,616 215,542
Expeditors International of Washington, Inc. 2,023 297,179
FedEx Corp. 1,101 303,524
GE Vernova, LLC 1,171 702,331
General Electric Co. 3,927 1,172,013
Honeywell International, Inc. 3,272 628,846
Howmet Aerospace, Inc. 1,189 243,258
Illinois Tool Works, Inc. 1,504 374,917
Johnson Controls International plc 4,393 510,950
Keysight Technologies, Inc.
(a)
1,820 360,269
Lockheed Martin Corp., Class B 768 351,636
Norfolk Southern Corp. 1,162 339,409
Old Dominion Freight Line, Inc. 1,900 257,051
Otis Worldwide Corp. 3,879 344,649
PACCAR, Inc. 3,077 324,377
Parker-Hannifin Corp. 576 496,339
Quanta Services, Inc. 449 208,731

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)
COMMON STOCKS — 99.50% - continued Shares Fair Value
Industrials — 8.55% - continued
RTX Corp. 5,345 $ 934,894
TransDigm Group, Inc. 203 276,115
Union Pacific Corp. 3,584 830,878
United Airlines Holdings, Inc.
(a)
2,907 296,398
United Parcel Service, Inc., Class B 4,174 399,826
15,763,768
Materials — 1.08%
Ecolab, Inc. 1,018 280,113
Linde plc 2,499 1,025,390
Newmont Corp. 3,413 309,661
Sherwin-Williams Co. (The) 1,077 370,154
1,985,318
Real Estate — 0.83%
CBRE Group, Inc., Class A
(a)
4,359 705,417
Crown Castle 4,279 390,587
Jones Lang LaSalle, Inc.
(a)
1,323 430,888
1,526,892
Technology — 37.86%
Adobe, Inc.
(a)
2,944 942,463
Advanced Micro Devices, Inc.
(a)
5,830 1,268,200
Analog Devices, Inc. 3,546 940,896
Applied Materials, Inc. 4,205 1,060,711
AppLovin Corp., Class A
(a)
1,076 645,040
Arista Networks, Inc.
(a)
8,442 1,103,201
Autodesk, Inc.
(a)
1,367 414,666
Automatic Data Processing, Inc. 2,030 518,259
Broadcom, Inc. 14,578 5,874,351
Cadence Design Systems, Inc.
(a)
1,482 462,147
Ciena Corp.
(a)
2,773 566,274
Cisco Systems, Inc. 37,898 2,915,873
Corning, Inc. 13,226 1,113,629
Crowdstrike Holdings, Inc., Class A
(a)
1,147 584,007
Datadog, Inc., Class A
(a)
1,759 281,458
Dell Technologies, Inc., Class C 3,300 440,055
F5, Inc.
(a)
2,725 651,711
Fortinet, Inc.
(a)
4,480 363,462
Hewlett Packard Enterprise Co. 16,652 364,179
HP, Inc. 15,788 385,543
Intel Corp.
(a)
19,399 786,823
InterDigital, Inc. 684 244,701
International Business Machines Corp. 3,199 987,147
Intuit, Inc. 1,429 906,100
KLA Corp. 793 932,148
Lam Research Corp. 7,118 1,110,408
Marvell Technology, Inc. 2,266 202,580
Mastercard, Inc., Class A 3,501 1,927,406
Microchip Technology, Inc. 7,026 376,453
Micron Technology, Inc. 4,848 1,146,455

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)
COMMON STOCKS — 99.50% - continued Shares Fair Value
Technology — 37.86% - continued
Microsoft Corp. 24,674 $ 12,139,855
Monolithic Power Systems, Inc. 363 336,926
Moody's Corp. 1,070 525,135
Motorola Solutions, Inc. 2,971 1,098,319
NetApp, Inc. 3,081 343,716
NVIDIA Corp. 76,339 13,512,003
Oracle Corp. 6,193 1,250,676
Palantir Technologies, Inc., Class A
(a)
7,628 1,284,937
Palo Alto Networks, Inc.
(a)
3,255 618,873
QUALCOMM, Inc. 5,812 976,939
Roper Technologies, Inc. 705 314,585
S&P Global, Inc. 1,732 863,974
Seagate Technology Holdings plc 1,512 418,355
ServiceNow, Inc.
(a)
1,125 913,961
Synopsys, Inc.
(a)
1,148 479,875
Texas Instruments, Inc. 5,936 998,851
Ubiquiti, Inc. 562 327,697
Viavi Solutions, Inc.
(a)
22,031 395,236
Visa, Inc., Class A 7,101 2,374,858
Western Digital Corp. 2,628 429,231
Workday, Inc., Class A
(a)
1,671 360,301
Zebra Technologies Corp., Class A
(a)
1,436 362,949
69,843,598
Utilities — 2.57%
American Water Works Co., Inc. 1,469 191,073
Constellation Energy Corp. 1,761 641,638
Dominion Energy, Inc. 7,848 492,619
Duke Energy Corp. 3,994 495,016
Edison International 6,302 371,125
NextEra Energy, Inc. 11,572 998,548
NRG Energy, Inc. 1,400 237,286
Public Service Enterprise Group, Inc. 3,943 329,319
Southern Co. (The) 6,673 608,044
Vistra Corp. 2,099 375,427
4,740,095
Total Common Stocks/ Investments — 99.50% (Cost $147,023,667 ) 183,511,071
Other Assets in Excess of Liabilities — 0.50% 922,589
NET ASSETS — 100.00% $ 184,433,660
(a) Non-income producing security.

OneAscent Core Plus Bond ETF
Schedule of Investments
November 30, 2025 - (Unaudited)
Cr
ASSET BACKED SECURITIES — 9.65%
Principal
Amount Fair Value
Aurora (Sunnova) I Issuer, LLC, Series 2023-B, Class C, 6.00%,
8/22/2050
(a)
$ 763,437 $ 571,237
BBCMS Trust, Series 2015-SRCH, Class B, 4.50%, 8/10/2035
(a)
1,000,000 971,968
Centersquare Issuer, LLC, Series 2025-1A, Class A2, 5.50%, 3/26/2055
(a)
1,050,000 1,046,140
Century Plaza Towers, Series 2019-CPT, Class B, 3.10%, 11/13/2039
(a)
740,000 681,155
CHI Commercial Mortgage Trust, Series 2025-SFT, Class XA, 0.31%,
4/15/2042
(a)
3,925,000 36,478
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.67%,
4/15/2042
(a)
1,000,000 1,030,228
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039
(a)
1,000,000 959,276
COMM Mortgage Trust, Series 2025-167G, Class A, 5.50%, 8/10/2040
(a)
275,000 277,696
Frontier Issuer, LLC, Series 2023-1, Class C, 11.50%, 8/20/2053
(a)
1,000,000 1,036,411
Frontier Issuer, LLC, Series 2024-1, Class C, 11.16%, 6/20/2054
(a)
1,000,000 1,121,988
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B,
5.52%, 2/22/2055
(a)
880,205 828,585
Hertz Vehicle Financing, LLC, Series 2023-2A, Class C, 7.13%,
9/25/2029
(a)
900,000 933,676
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.16%, 6/20/2053
(a)
705,995 697,686
Mosaic Solar Loan Trust, Series 2023-2A, Class C, 8.18%, 9/22/2053
(a)
500,000 335,255
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class
A, 5.54%, 7/15/2036 (US0001M + 1.500bps)
(a)(b)
848,857 800,699
NYC Commercial Mortgage Trust, Series 2025-300P, Class D, 6.16%,
7/13/2042
(a)
450,000 457,367
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054
(a)
1,000,000 929,358
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2032
(a)
365,224 349,024
STWD Mortgage Trust, Series 2021-LIH, Class B, 5.73%, 11/15/2036
(US0001M + 1.656bps)
(a)(b)
1,100,000 1,097,818
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057
(a)
887,934 858,241
Switch A.B.S Issuer, LLC, Series 2025-1A, Class A2, 5.04%, 3/25/2055
(a)
1,000,000 991,303
Switch A.B.S Issuer, LLC, Series 2025-2A, Class A21, 5.12%,
10/25/2055
(a)
730,000 732,115
Tesla Auto Lease Trust, Series 2024-B, Class A2A, 4.79%, 1/20/2027
(a)
59,313 59,361
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 6/21/2027
(a)
700,669 703,030
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 6/20/2028
(a)
733,466 739,022
Trinity Rail Leasing, LLC, Series 2025-1A, Class A, 5.09%, 10/19/2055
(a)
498,172 500,378
Vivint Solar Financing V, LLC, Series 2018-1A, Class B, 7.37%,
4/30/2048
(a)
219,392 214,057
Wells Fargo Commercial Mortgage Trust, Series 2024-SVEN, Class X,
0.16%, 6/10/2037
(a)
728,310
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class A,
5.50%, 8/15/2042 (TSFR1M + 1.542bps)
(a)(b)
750,000 751,191
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class B,
5.80%, 8/15/2042 (TSFR1M + 1.842bps)
(a)(b)
150,000 149,916
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class C,
6.30%, 8/15/2042 (TSFR1M + 2.341bps)
(a)(b)
100,000 99,989
Total Asset Backed Securities (Cost $20,637,855) 20,688,958

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.94%
Principal
Amount Fair Value
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.76%,
2/25/2032 $ 1,000,000 $ 927,864
Freddie Mac Multiclass Certificates, Series 2024-P016, Class A2, 4.62%,
9/25/2033 1,000,000 1,017,758
Government National Mortgage Association, Series 2023-111, Class ZA,
3.00%, 2/20/2052 106,974 77,361
Total Collateralized Mortgage Obligations (Cost $2,011,718) 2,022,983
CORPORATE BONDS — 41.95%
Communications — 0.51%
Turkcell Iletisim Hizmetleri A/S, 7.65%, 1/24/2032
(a)
1,025,000 1,085,885
Consumer Discretionary — 2.23%
Air Canada, Series 2020-2, Class A, 5.25%, 4/1/2029
(a)
421,746 430,704
Amazon Conservation DAC, 6.03%, 1/16/2042
(a)
400,000 418,220
Conservation Fund, Series 2019, 3.47%, 12/15/2029 1,000,000 963,163
NHP Foundation (The), 6.00%, 12/1/2033 500,000 542,906
Trustees of Dartmouth College, 4.27%, 6/1/2030 1,000,000 1,012,745
Walmart, Inc., 1.80%, 9/22/2031 1,000,000 893,282
YMCA of Greater New York, 5.18%, 8/1/2030 500,000 507,284
4,768,304
Consumer Staples — 0.80%
PepsiCo, Inc., 3.90%, 7/18/2032 1,100,000 1,086,348
Unilever Capital Corp., 2.63%, 8/12/2051 1,000,000 633,623
1,719,971
Energy — 4.46%
Abu Dhabi Future Energy Co. Pjsc Masdar, 4.88%, 5/21/2030 1,000,000 1,020,276
Cheniere Energy Partners, L.P., 4.00%, 3/1/2031 1,000,000 971,821
ConocoPhillips Co., 5.05%, 9/15/2033 500,000 518,551
Continental Wind, LLC, 6.00%, 2/28/2033
(a)
909,606 937,388
Diamondback Energy, Inc., 5.55%, 4/1/2035 650,000 672,362
EOG Resources, Inc., 4.40%, 1/15/2031 1,025,000 1,030,187
Equinor ASA, 3.95%, 5/15/2043 1,000,000 859,296
Occidental Petroleum Corp., 6.05%, 10/1/2054 400,000 389,271
Raizen Fuels Finance S.A., 6.45%, 3/5/2034
(a)
375,000 324,597
Raizen Fuels Finance S.A., 6.95%, 3/5/2054
(a)
1,075,000 856,399
TotalEnergies Capital S.A., 5.49%, 4/5/2054 825,000 814,965
TotalEnergies Capital S.A., 5.43%, 9/10/2064 1,200,000 1,155,796
9,550,909
Financials — 15.33%
200 Park Funding Trust, 5.74%, 2/15/2055
(a)
975,000 983,426
Bank of Montreal, 6.88%, Perpetual (H15T5Y + 2.976bps)
(b)
1,000,000 1,028,387
Bank of Nova Scotia (The), 6.88%, 10/27/2085 (H15T5Y + 2.734bps)
(b)
1,125,000 1,135,656
BB Blue Financing DAC, Series A2, 4.40%, 9/20/2029 1,000,000 985,826
BB Blue Financing DAC, Series A1, 4.40%, 9/20/2037 1,000,000 996,464
Canadian Imperial Bank of Commerce, 7.00%, 10/28/2085 (H15T5Y +
3.000bps)
(b)
1,075,000 1,109,485

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)
CORPORATE BONDS — 41.95% - continued
Principal
Amount Fair Value
Financials — 15.33%- continued
Clearinghouse Community Development Financial Institution, 7.00%,
10/15/2030
(a)
$ 1,000,000 $ 989,745
Consumers 2023 Securitization Funding, LLC, 5.55%, 3/1/2028 430,798 435,468
Credit Agricole Corp. & Investment Bank S.A., 4.57%, 8/25/2030 1,000,000 1,000,429
GPS Blue Financing DAC, 5.65%, 11/9/2041
(a)
1,000,000 1,006,000
HA Sustainable Infrastructure Capital, Inc., 6.38%, 7/1/2034 1,000,000 1,021,773
HA Sustainable Infrastructure Capital, Inc., 6.75%, 7/15/2035 1,025,000 1,062,935
HA Sustainable Infrastructure Capital, Inc., 8.00%, 6/1/2056 (H15T5Y +
4.301bps)
(b)
475,000 484,330
HSBC Holdings PLC, 5.74%, 9/10/2036 (SOFR + 1.960bps)
(b)
975,000 1,007,377
Inter-American Development Bank, 3.80%, 11/12/2030 1,000,000 1,006,725
International Bank for Reconstruction & Development, 1.75%, 7/31/2033 1,000,000 1,040,757
JPMorgan Chase & Co., 5.77%, 4/22/2035 (SOFR + 1.490bps)
(b)
500,000 538,469
JPMorgan Chase & Co., 5.58%, 7/23/2036 (SOFR + 1.635bps)
(b)
825,000 863,575
Lloyds Banking Group plc, 6.07%, 6/13/2036 (H15T1Y + 1.600bps)
(b)
725,000 766,653
M&T Bank Corp., 4.83%, 1/16/2029 (SOFR + 0.930bps)
(b)
1,000,000 1,014,653
Morgan Stanley Private Bank NA, 4.73%, 7/18/2031 (SOFR + 1.080bps)
(b)
1,125,000 1,144,630
Morgan Stanley Private Bank NA, 4.47%, 11/19/2031 (SOFR + 1.020bps)
(b)
1,000,000 1,005,691
Muenchener Rueckversicherungs-Gesellschaft A.G., 5.88%, 5/23/2042
(H15T5Y + 3.982bps)
(a)(b)
1,000,000 1,050,214
NatWest Group plc, 8.13%, Perpetual (H15T5Y + 3.752bps)
(b)
1,000,000 1,120,061
Omnis Funding Trust, 6.72%, 5/15/2055
(a)
1,025,000 1,082,871
Protective Life Corp., 4.70%, 1/15/2031
(a)
750,000 753,405
Societe Generale S.A., 5.44%, 10/3/2036 (SOFR + 1.730bps)
(a)(b)
1,325,000 1,339,436
Starwood Property Trust, Inc., 5.25%, 10/15/2028
(a)
480,000 483,631
UBS Group A.G., 6.30%, Perpetual (H15T1Y + 2.000bps)
(a)(b)
1,000,000 1,096,558
UBS Group A.G., 9.25%, Perpetual (H15T5Y + 4.745bps)
(a)(b)
625,000 687,989
USAA Capital Corp., 2.13%, 5/1/2030
(a)
1,000,000 925,433
WLB Asset VI Pte Ltd., 7.25%, 12/21/2027
(a)
1,000,000 1,051,136
WLB Asset VII Pte Ltd., 5.88%, 7/30/2029
(a)
500,000 523,688
Wynnton Funding Trust II, 5.99%, 8/15/2055
(a)
1,075,000 1,093,118
Zions Bancorp NA, 4.70%, 8/18/2028 (SOFR + 1.155bps)
(b)
1,000,000 999,306
32,835,300
Health Care — 0.41%
Eli Lilly & Co., 5.55%, 10/15/2055 125,000 129,135
Kaiser Foundation Hospitals, 2.81%, 6/1/2041 1,000,000 752,465
881,600
Industrials — 1.62%
Capital Impact Partners, 5.34%, 8/1/2030 1,000,000 1,025,189
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%,
6/10/2028 1,079,965 1,036,654
Tote Shipholdings, LLC, 3.40%, 10/16/2040 788,000 713,897
Vessel Management Services, Inc., 3.48%, 1/16/2037 764,000 688,287
3,464,027
Materials — 2.43%
Alcoa Nederland Holding B.V., 7.13%, 3/15/2031
(a)
1,030,000 1,092,284
Ardagh Metal Packaging Finance USA, LLC, 6.25%, 1/30/2031
(a)
1,280,000 1,303,056

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)
CORPORATE BONDS — 41.95% - continued
Principal
Amount Fair Value
Materials — 2.43%- continued
Dow Chemical Co. (The), 5.60%, 2/15/2054 $ 1,000,000 $ 894,599
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032
(a)
500,000 522,361
LD Celulose International GmbH, 7.95%, 1/26/2032
(a)
375,000 393,597
Smurfit Westrock Financing DAC, 5.19%, 1/15/2036 1,000,000 1,011,310
5,217,207
Multi-Nationals — 1.34%
Dominican Republic International Bond, 6.60%, 6/1/2036
(a)
300,000 314,040
Inter-American Development Bank, GMTN, 3.50%, 4/12/2033 1,000,000 974,759
International Finance Facility for Immunisation Co., MTN, 1.00%,
4/21/2026 1,000,000 988,798
Serbia International Bond, 6.00%, 6/12/2034
(a)
575,000 599,488
2,877,085
Real Estate — 2.17%
American Homes 4 Rent, 5.50%, 2/1/2034 1,000,000 1,036,996
Bridge Housing Corp., 3.25%, 7/15/2030 1,000,000 943,578
Bridge Housing Corp., 5.32%, 7/15/2035 600,000 608,527
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026
(a)
215,000 213,389
National Community Renaissance of California, 3.27%, 12/1/2032 1,000,000 887,733
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032 1,000,000 953,759
4,643,982
Technology — 0.70%
Apple, Inc., 3.00%, 6/20/2027 1,000,000 990,147
WULF Compute, LLC, 7.75%, 10/15/2030
(a)
495,000 512,187
1,502,334
Utilities — 9.95%
AES Corp. (The), 2.45%, 1/15/2031 2,080,000 1,887,710
California Buyer Ltd., 6.38%, 2/15/2032
(a)
1,200,000 1,200,917
Comision Federal de Electricidad, 6.45%, 1/24/2035
(a)
1,125,000 1,153,212
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052 1,000,000 739,939
Korea Electric Power Corp., 4.13%, 11/12/2030
(a)
1,000,000 1,003,815
Liberty Utilities, 2.05%, 9/15/2030
(a)
1,000,000 903,556
MidAmerican Energy Co., 5.30%, 2/1/2055 1,050,000 1,016,283
New York State Electric & Gas Corp., 2.15%, 10/1/2031
(a)
1,000,000 885,858
New York State Electric & Gas Corp., 5.05%, 8/15/2035
(a)
925,000 940,568
NextEra Energy Operating Partners, L.P., 7.25%, 1/15/2029
(a)
1,016,000 1,041,878
Pacific Gas and Electric Co., 6.70%, 4/1/2053 1,000,000 1,077,062
PG&E Recovery Funding, LLC, 4.84%, 6/1/2033 918,668 939,252
Public Service Co. of Colorado, 5.75%, 5/15/2054 1,100,000 1,119,611
RWE Finance U.S., LLC, 5.13%, 9/18/2035
(a)
1,075,000 1,069,832
San Diego Gas & Electric Co., 2.95%, 8/15/2051 1,000,000 649,658
Solar Star Funding, LLC, 5.38%, 6/30/2035
(a)
959,911 984,883
Southern California Edison Co., 5.20%, 6/1/2034 575,000 580,659
Southern California Edison Co., 3.65%, 6/1/2051 1,000,000 703,204
Topaz Solar Farms, LLC, 5.75%, 9/30/2039
(a)
1,828,959 1,837,810
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)
(a)(b)
1,000,000 1,015,177

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)
CORPORATE BONDS — 41.95% - continued
Principal
Amount Fair Value
Utilities — 9.95%- continued
XPLR Infrastructure Operating Partners, L.P., 7.75%, 4/15/2034
(a)
$ 570,000 $ 579,882
21,330,766
Total Corporate Bonds (Cost $89,385,603) 89,877,370
FOREIGN GOVERNMENT BONDS — 0.47%
Canada Government International Bond, 4.00%, 3/18/2030 1,000,000 1,016,157
Total Foreign Government Bonds (Cost $997,073) 1,016,157
MUNICIPAL BONDS — 9.41%
Arizona — 0.48%
Arizona Industrial Development Authority , 5.26%, 10/1/2033 1,000,000 1,019,235
California — 1.98%
City & County of San Francisco CA , 3.70%, 6/15/2026 1,000,000 999,964
City & County of San Francisco CA , 5.45%, 6/15/2064 500,000 497,842
City of Los Angeles Department of Airports Customer Facility Charge,
Revenue , 4.24%, 5/15/2048 1,000,000 880,311
Freddie Mac Multifamily ML Certificates, Revenue , 1.51%, 9/25/2037 4,786,483 506,410
San Diego Unified School District/CA, Revenue , 3.97%, 7/1/2029 350,000 352,960
San Francisco City & County Public Utilities, Revenue , 4.66%, 10/1/2027 1,000,000 1,016,450
4,253,937
Indiana — 0.00%
(c)
Fort Wayne, Solid Waste Facility, Revenue, Series 2022A-2 , 10.75%,
12/1/2029
(d)
234,358 23
Iowa — 0.20%
Iowa Finance Authority, Revenue , 7.00%, 11/1/2027
(a)
415,000 421,053
Maryland — 0.94%
Maryland Economic Development Corp., Revenue , 5.43%, 5/31/2056 750,000 738,697
Maryland Economic Development Corp., Revenue , 5.94%, 5/31/2057 1,250,000 1,271,297
2,009,994
Minnesota — 0.70%
Minnesota Housing Finance Agency, Revenue , 5.90%, 8/1/2049 750,000 759,435
Minnesota Housing Finance Agency, Revenue , 5.95%, 8/1/2054 750,000 758,853
1,518,288
New Hampshire — 0.75%
New Hampshire Business Finance Authority , 5.69%, 11/1/2045 750,000 756,571
New Hampshire Business Finance Authority, Revenue , 4.12%, 7/1/2033 850,000 850,000
1,606,571

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)
MUNICIPAL BONDS — 9.41% - continued
Principal
Amount Fair Value
New York — 1.63%
City of New York NY , 5.09%, 10/1/2049 $ 1,000,000 $ 958,145
New York City Housing Development Corp. , 5.88%, 2/1/2055 750,000 756,198
New York State Energy Research & Development , 6.22%, 4/1/2040 600,000 625,879
New York State Energy Research & Development Authority, Revenue,
Series A , 4.87%, 4/1/2037 783,000 738,877
United Nations Development Corp., Revenue , 6.54%, 8/1/2055 400,000 426,176
3,505,275
Ohio — 0.71%
Columbus Metropolitan Housing Authority , 4.60%, 12/1/2028 1,000,000 1,001,261
Columbus Metropolitan Housing Authority, Revenue , 5.05%, 4/1/2030 500,000 508,166
1,509,427
Oregon — 0.37%
State of Oregon , 5.83%, 5/1/2045 750,000 789,570
Pennsylvania — 0.94%
Chester Upland School District , 5.33%, 12/30/2025
(a)
1,000,000 997,439
Redevelopment Authority of the City of Philadelphia, Revenue , 5.23%,
9/1/2040 1,000,000 1,008,890
2,006,329
Wisconsin — 0.71%
Public Finance Authority , 6.25%, 6/1/2031
(a)
500,000 508,863
Public Finance Authority, Revenue , 5.29%, 7/1/2029 1,000,000 1,013,900
1,522,763
Total Municipal Bonds (Cost $20,172,520) 20,162,465
NON U.S. GOVERNMENT & AGENCIES — 4.80%
Multifamily — 2.47%
African Development Bank, 5.75%, 2/7/2174 (H15T5Y + 1.575bps)
(b)
1,000,000 1,007,057
Arab Petroleum Investments Corp., 5.43%, 5/2/2029
(a)
1,000,000 1,040,734
European Investment Bank, 0.75%, 9/23/2030 1,000,000 874,454
International Bank for Reconstruction & Development, EMTN, 4.75%,
3/31/2028
(b)
500,000 491,821
International Development Association, 4.38%, 11/27/2029
(a)
850,000 873,144
OPEC Fund for International Development (The), 4.50%, 1/26/2026
(a)
1,000,000 1,000,458
5,287,668
Sovereign — 0.46%
Brazilian Government International Bond, 5.50%, 2/4/2033 1,000,000 994,150
Financials — 1.39%
Export Development Canada, 4.13%, 2/13/2029 1,000,000 1,017,464
Export Development Canada, 4.75%, 6/5/2034 1,000,000 1,055,573
Province of Quebec Canada, 1.90%, 4/21/2031 1,000,000 904,925
2,977,962

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)
NON U.S. GOVERNMENT & AGENCIES — 4.80% - continued
Principal
Amount Fair Value
Agency — 0.48%
Kreditanstalt fuer Wiederaufbau, 4.38%, 2/28/2034 $ 1,000,000 $ 1,030,431
Total Non U.S. Government & Agencies (Cost $10,126,998) 10,290,211
TERM LOANS — 1.39%
Utilities — 0.94%
Constellation Renewables, LLC, 6.45%, 12/15/2027 (TSFR3M +
225.000bps)
(b)
813,909 815,434
TerraForm Power Operating, LLC, 6.30%, 5/30/2029 (TSFR3M +
200.000bps)
(b)
645,125 647,544
Vistra Operations Co., LLC, 6.33%, 4/30/2031 (TSFR1M + 200.000bps)
(b)
548,250 538,656
2,001,634
Industrials — 0.45%
LTR Intermediate Holdings, Inc., 8.53%, 5/7/2028 (TSFR1M +
450.000bps)
(b)
967,254 973,300
Total Term Loans (Cost $2,964,276) 2,974,934
U.S. GOVERNMENT & AGENCIES — 30.77%
Fannie Mae Pool, 4.00% , 5/1/2044 644,886 633,205
Fannie Mae Pool, 2.50% , 8/1/2051 113,306 98,256
Fannie Mae Pool, 2.50% , 12/1/2051 254,593 218,370
Fannie Mae Pool, 2.50% , 2/1/2052 1,036,452 893,855
Fannie Mae Pool, 2.50% , 2/1/2052 162,797 140,802
Fannie Mae Pool, 3.00% , 2/1/2052 279,837 249,374
Fannie Mae Pool, 3.00% , 4/1/2052 2,893,493 2,580,034
Fannie Mae Pool, 3.00% , 4/1/2052 2,197,584 1,977,671
Fannie Mae Pool, 3.50% , 4/1/2052 2,153,917 1,996,986
Fannie Mae Pool, 5.00% , 5/1/2052 133,090 133,673
Fannie Mae Pool, 3.50% , 6/1/2052 171,560 159,317
Fannie Mae Pool, 4.00% , 6/1/2052 2,178,743 2,089,302
Fannie Mae Pool, 4.50% , 6/1/2052 377,879 371,893
Fannie Mae Pool, 5.00% , 7/1/2052 372,945 374,211
Fannie Mae Pool, 4.00% , 8/1/2052 1,292,320 1,239,266
Fannie Mae Pool, 4.50% , 8/1/2052 1,689,295 1,662,360
Fannie Mae Pool, 4.00% , 9/1/2052 886,672 850,180
Fannie Mae Pool, 4.50% , 9/1/2052 1,700,866 1,673,746
Fannie Mae Pool, 5.00% , 9/1/2052 268,187 269,097
Fannie Mae Pool, 4.00% , 10/1/2052 702,519 673,813
Fannie Mae Pool, 4.50% , 10/1/2052 198,702 195,657
Fannie Mae Pool, 5.00% , 10/25/2052 553,271 556,004
Fannie Mae Pool, 4.50% , 11/1/2052 1,165,036 1,146,099
Fannie Mae Pool, 5.00% , 2/1/2053 106,929 107,269
Fannie Mae Pool, 5.50% , 2/1/2053 365,928 371,294
Fannie Mae Pool, 6.00% , 2/1/2053 290,366 298,273
Fannie Mae Pool, 6.00% , 3/1/2053 232,478 239,235
Fannie Mae Pool, 5.00% , 4/1/2053 1,117,219 1,120,664
Fannie Mae Pool, 5.50% , 6/1/2053 744,026 756,458

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)
U.S. GOVERNMENT & AGENCIES — 30.77% - continued
Principal
Amount Fair Value
Fannie Mae Pool, 5.00% , 8/1/2053 $ 1,474,032 $ 1,477,438
Fannie Mae Pool, 5.50% , 10/1/2053 1,911,438 1,942,241
Fannie Mae Pool, 6.00% , 1/1/2054 215,556 221,125
Fannie Mae Pool, 5.50% , 4/1/2054 115,901 117,597
Fannie Mae Pool, 5.50% , 5/1/2054 1,852,939 1,877,633
Fannie Mae Pool, 6.00% , 6/1/2054 333,996 342,248
Fannie Mae Pool, 5.50% , 10/1/2054 522,054 529,326
Federal National Mortgage Association, 0.88% , 8/5/2030 1,000,000 884,660
Freddie Mac Pool, 3.00% , 2/1/2052 172,240 155,065
Freddie Mac Pool, 3.00% , 3/1/2052 1,041,000 927,473
Freddie Mac Pool, 4.00% , 4/1/2052 157,180 150,760
Freddie Mac Pool, 3.00% , 5/1/2052 562,454 501,867
Freddie Mac Pool, 3.00% , 6/1/2052 518,322 463,981
Freddie Mac Pool, 5.00% , 6/1/2053 1,338,383 1,342,166
Ginnie Mae II Pool, 3.00% , 12/20/2051 1,700,644 1,536,418
Ginnie Mae II Pool, 3.00% , 1/20/2052 185,083 167,188
Ginnie Mae II Pool, 3.50% , 7/20/2052 1,256,502 1,164,380
Ginnie Mae II Pool, 4.50% , 8/20/2052 809,083 797,907
Ginnie Mae II Pool, 4.00% , 9/20/2052 852,418 815,396
Ginnie Mae II Pool, 4.50% , 10/20/2052 140,543 138,536
Ginnie Mae II Pool, 4.50% , 12/20/2052 599,127 590,295
Ginnie Mae II Pool, 4.50% , 2/20/2053 127,987 126,040
Ginnie Mae II Pool, 5.00% , 2/20/2053 206,563 207,508
Ginnie Mae II Pool, 5.50% , 2/20/2053 78,089 79,479
Ginnie Mae II Pool, 3.00% , 8/20/2053 22,986 20,889
United States Treasury Note, 3.50% , 10/31/2027 2,868,000 2,867,440
United States Treasury Note, 3.38% , 11/30/2027 500,000 498,877
United States Treasury Note, 3.50% , 11/15/2028 250,000 250,068
United States Treasury Note, 3.63% , 10/31/2030 4,619,000 4,623,691
United States Treasury Note, 3.75% , 10/31/2032 480,000 478,950
United States Treasury Note, 4.00% , 11/15/2035 4,088,000 4,081,932
United States Treasury Note, 4.88% , 8/15/2045 10,594,000 10,928,373
United States Treasury Note, 4.75% , 8/15/2055 2,535,000 2,567,480
Total U.S. Government & Agencies (Cost $65,544,148) 65,950,791
Total Investments — 99.38% (Cost $211,840,191 ) 212,983,869
Other Assets in Excess of Liabilities — 0.62% 1,318,490
NET ASSETS — 100.00% $ 214,302,359
(a) Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Less than 0.005%

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)
(d) In default.
EMTN - Euro Medium Term Note
GMTN - Global Medium Term Note
MTN - Medium Term Note

OneAscent International Equity ETF
Schedule of Investments
November 30, 2025 - (Unaudited)
COMMON STOCKS — 89.52% Shares Fair Value
Communications — 1.57%
Airtel Africa plc (United Kingdom) 938,240 $ 3,860,017
Consumer Staples — 3.45%
Dollarama, Inc. (Canada) 33,093 4,734,878
Sugi Holdings Co. Ltd. (Japan) 157,700 3,720,873
8,455,751
Energy — 5.66%
CES Energy Solutions Corp. (Canada) 603,536 5,307,700
Secure Waste Infrastructure Corp. (Canada) 387,653 5,029,123
Subsea 7 S.A. (Luxembourg) 184,490 3,556,983
13,893,806
Financials — 20.05%
AIA Group Ltd. (Hong Kong) 463,242 4,795,589
Alpha Bank A.E. (Greece) 1,489,433 6,071,772
Bangkok Bank PCL (Thailand) 1,216,215 5,983,558
DBS Group Holdings Ltd. (Singapore) 205,700 8,603,507
flatexDEGIRO A.G. (Germany) 102,360 3,932,904
HDFC Bank Ltd. - ADR (India) 122,015 4,492,592
iFAST Corp Ltd. (Singapore) 550,181 3,757,429
KBC Group N.V. (Belgium) 53,624 6,603,466
Lancashire Holdings Ltd. (Bermuda) 637,375 4,935,659
49,176,476
Health Care — 1.36%
Santen Pharmaceutical Co. Ltd. (Japan) 326,697 3,344,931
Industrials — 25.57%
ACS Actividades de Construccion y Servicios S.A. (Spain) 40,855 3,775,059
AP Moller - Maersk A/S, Series B (Denmark) 1,607 3,214,394
Element Fleet Management Corp. (Canada) 220,072 5,862,855
Intertek Group plc (United Kingdom) 60,170 3,684,511
Kongsberg Gruppen ASA (Norway) 122,160 2,893,668
Mitsubishi Electric Corp. (Japan) 335,703 9,074,738
NSK Ltd. (Japan) 217,800 1,280,963
QinetiQ Group plc (United Kingdom) 489,763 2,693,065
Safran S.A. (France) 17,177 5,784,783
Siemens A.G. (Germany) 23,812 6,306,589
Sulzer A.G. (Switzerland) 23,076 4,028,158
Tecnicas Reunidas S.A. (Spain)
(a)
72,850 2,408,614
Vinci S.A. (France) 44,539 6,316,581
Webuild SpA (Italy) 1,376,457 5,400,438
62,724,416
Materials — 6.70%
Alamos Gold, Inc. (Canada) 98,820 3,730,791
KCC Corp. (Korea (Republic of)) 17,360 4,935,618
Mitsubishi Materials Corp. (Japan) 178,302 3,573,527
Rio Tinto plc (United Kingdom) 58,371 4,189,391
16,429,327

OneAscent International Equity ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)
COMMON STOCKS — 89.52% - continued Shares Fair Value
Technology — 22.88%
ASML Holding N.V. (Netherlands) 7,368 $ 7,810,080
Canon, Inc. (Japan) 163,189 4,811,413
Indra Sistemas S.A. (Spain) 84,773 4,523,849
Nice Ltd. - ADR (Israel)
(a)
25,937 2,751,138
Nomura Research Institute Ltd. (Japan) 154,169 6,152,075
NXP Semiconductors N.V. (Netherlands) 19,137 3,730,567
Open Text Corp. (Canada) 97,361 3,277,902
Rakus Co. Ltd. (Japan) 482,726 3,817,695
Screen Holdings Co. Ltd. (Japan) 60,260 4,958,599
SK Hynix, Inc. (Korea (Republic of)) 3,090 1,116,581
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan Province
Of China) 176,000 8,075,195
Wise plc (United Kingdom)
(a)
434,131 5,074,296
56,099,390
Utilities — 2.28%
Enel SpA (Italy) 541,162 5,592,426
Total Common Stocks (Cost $184,365,410) 219,576,540
WARRANTS - 0.00%
(b)
Technology — 0.00%
(b)
Constellation Software, Inc., (Canada) Expiration Date 3/31/2040
(c)
872 —
Total Warrants (Cost $0) —
Total Investments — 89.52% (Cost $184,365,410 ) 219,576,540
Other Assets in Excess of Liabilities — 10.48% 25,707,473
NET ASSETS — 100.00% $ 245,284,013
(a) Non-income producing security.
(b) Less than 0.005%
(c) Security is currently being valued according to the fair value procedures of the Adviser, as Valuation
Designee, under oversight of the Board's Pricing & Liquidity Committee.
ADR - American Depositary Receipt

OneAscent Emerging Markets ETF
Schedule of Investments
November 30, 2025 - (Unaudited)
COMMON STOCKS — 88.41% Shares Fair Value
Communications — 3.53%
Bharti Airtel Ltd. (India) 48,577 $ 1,142,627
MakeMyTrip Ltd. (Mauritius)
(a)
20,790 1,484,198
2,626,825
Consumer Discretionary — 8.59%
Coway Co. Ltd. (South Korea) 19,728 1,156,744
Haier Smart Home Co. Ltd., H Shares (China) 261,313 892,103
Hankook Tire & Technology Co. Ltd. (Korea (Republic of)) 41,011 1,719,615
KIA Corp. (Korea (Republic of)) 13,621 1,059,621
MercadoLibre, Inc. (Argentina)
(a)
754 1,562,122
6,390,205
Consumer Staples — 4.08%
Charoen Pokphand Foods PCL (Thailand) 1,027,680 649,600
Indofood CBP Sukses Makmur Tbk P.T. (Indonesia) 1,791,206 908,669
Kimberly-Clark de Mexico SAB de CV (Mexico) 721,346 1,479,712
3,037,981
Financials — 14.03%
Bank Polska Kasa Opieki S.A. (Poland) 28,216 1,545,865
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia) 6,110,815 1,350,051
BB Seguridade Participacoes S.A. (Brazil) 194,500 1,242,063
HDFC Bank Ltd. - ADR (India) 53,162 1,957,425
Kasikornbank PCL (Thailand) 279,500 1,623,128
NU Holdings Ltd., Class A (Cayman Islands)
(a)
110,842 1,927,542
Regional S.A.B. de C.V. (Mexico) 106,460 798,840
10,444,914
Health Care — 4.13%
Dentium Co. Ltd. (South Korea) 25,450 905,762
Hugel, Inc. (Korea (Republic Of))
(a)
5,423 844,854
Odontoprev S.A. (Brazil) 613,300 1,325,793
3,076,409
Industrials — 7.81%
Benefit Systems S.A. (Poland) 1,194 1,158,143
CJ Logistics Corp. (Korea (Republic of)) 21,401 1,332,173
Hanwha Aerospace Co. Ltd. (Korea (Republic of)) 2,576 1,496,378
LIG Nex1 Co. Ltd. (Korea (Republic of)) 3,618 944,763
NCC Ltd. (India) 458,555 879,734
5,811,191
Materials — 8.67%
GCC S.A.B. de C.V. (Mexico) 143,015 1,419,881
Grupo Mexico S.A.B. de C.V., Class B (Mexico) 290,930 2,525,790
Harmony Gold Mining Co. Ltd. (South Africa) 78,162 1,525,825
Suzano S.A. - ADR (Brazil) 109,551 980,481
6,451,977
Real Estate — 2.68%
Central Pattana PCL (Thailand) 1,195,400 1,991,403
Technology — 34.89%
Accton Technology Corp. (Taiwan Province Of China) 49,000 1,600,287
DB HiTek Co. Ltd. (South Korea) 23,803 1,032,154

OneAscent Emerging Markets ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)
COMMON STOCKS — 88.41% - continued Shares Fair Value
Technology — 34.89% - continued
eMemory Technology, Inc. (Taiwan Province Of China) 6,000 $ 390,951
Infosys Ltd. - ADR (India) 71,053 1,242,007
MediaTek, Inc. (Taiwan Province Of China) 53,000 2,355,743
Samsung Electronics Co. Ltd. (South Korea) 80,604 5,523,043
SK Hynix, Inc. (Korea (Republic of)) 7,340 2,652,331
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province Of
China) 220,000 10,093,994
Wipro Ltd. - ADR (India) 398,603 1,084,200
25,974,710
Total Common Stocks/ Investments — 88.41% (Cost $54,423,158 ) 65,805,615
Other Assets in Excess of Liabilities — 11.59% 8,629,164
NET ASSETS — 100.00% $ 74,434,779
(a) Non-income producing security.
ADR - American Depositary Receipt

OneAscent Enhanced Small and Mid Cap ETF
Schedule of Investments
November 30, 2025 - (Unaudited)

COMMON STOCKS — 98.29% Shares Fair Value
Communications — 2.39%
Applied Digital Corp.
(a)
3,574 $ 96,855
Expedia Group, Inc. 1,425 364,358
Marqeta, Inc., Class A
(a)
67,524 323,440
Roku, Inc.
(a)
3,345 323,763
Sphere Entertainment Co.
(a)
2,830 239,390
Upwork, Inc.
(a)
14,136 279,045
1,626,851
Consumer Discretionary — 12.35%
Buckle, Inc. (The) 11,852 669,400
Carnival Corp.
(a)
14,545 374,971
Cavco Industries, Inc.
(a)
480 285,912
Chewy, Inc., Class A
(a)
8,875 308,584
Cricut, Inc., Class A 50,049 237,232
Dillard's, Inc., Class A 526 352,452
Dutch Bros, Inc.
(a)
2,822 165,397
Freshpet, Inc.
(a)
1,896 108,375
GameStop Corp., Class A
(a)
11,894 267,972
Interface, Inc. 24,347 679,525
Kohl's Corp. 8,945 219,958
Levi Strauss & Co., Class A 18,960 417,689
OPENLANE, Inc.
(a)
20,892 531,492
Peloton Interactive, Inc., Class A
(a)
38,740 263,045
Ralph Lauren Corp. 3,242 1,190,883
Steelcase, Inc., Class A 9,562 155,765
Tapestry, Inc. 2,435 266,097
Ulta Beauty, Inc.
(a)
1,111 598,639
Urban Outfitters, Inc.
(a)
6,767 501,232
Visteon Corp. 6,014 620,946
Warby Parker, Inc.
(a)
9,665 191,464
8,407,030
Consumer Staples — 2.74%
Andersons, Inc. (The) 6,432 331,248
Energizer Holdings, Inc. 8,718 158,929
Five Below, Inc.
(a)
2,516 414,863
Mission Produce, Inc.
(a)
10,612 127,556
U.S. Foods Holding Corp.
(a)
5,850 460,220
Vita Coco Co., Inc. (The)
(a)
3,839 205,041
Vital Farms, Inc.
(a)
5,188 169,648
1,867,505
Energy — 3.38%
APA Corp. 24,795 619,132
EnerSys 4,155 594,622
Expro Group Holdings N.V.
(a)
13,615 189,929
HF Sinclair Corp. 11,413 603,862
Ring Energy, Inc.
(a)
181,427 165,534

OneAscent Enhanced Small and Mid Cap ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)

COMMON STOCKS — 98.29% - continued Shares Fair Value
Energy — 3.38% - continued
Sunrun, Inc.
(a)
6,213 $ 125,813
2,298,892
Financials — 23.40%
Affiliated Managers Group, Inc. 3,683 990,100
Assurant, Inc. 3,171 723,495
Banc of California, Inc. 54,123 998,029
Bankwell Financial Group, Inc. 12,967 595,185
Bread Financial Holdings, Inc. 6,047 409,563
Cincinnati Financial Corp. 7,647 1,281,561
CION Investment Corp. 17,455 177,343
CNA Financial Corp. 30,727 1,436,486
Federated Hermes, Inc., Class B 6,545 328,363
First Financial Corp. 4,598 268,385
Galaxy Digital, Inc., Class A
(a)
9,544 253,775
Gladstone Investment Corp. 68,990 967,240
Hagerty, Inc.
(a)
28,664 382,951
Hanover Insurance Group, Inc. (The) 3,961 734,964
Hartford Insurance Group, Inc. (The) 7,147 979,353
HomeTrust Bancshares, Inc. 6,787 278,335
Invesco Ltd. 29,224 714,527
LendingTree, Inc.
(a)
2,242 127,861
Markel Group, Inc.
(a)
553 1,150,483
NerdWallet, Inc., Class A
(a)
7,644 114,736
Northrim BanCorp, Inc. 35,893 881,532
Palomar Holdings, Inc.
(a)
1,132 140,606
SuRo Capital Corp. 25,856 239,168
Synchrony Financial 15,990 1,236,987
Third Coast Bancshares, Inc.
(a)
8,157 310,863
United Fire Group, Inc. 5,818 212,648
15,934,539
Health Care — 13.38%
ACADIA Pharmaceuticals, Inc.
(a)
14,345 359,199
Amphastar Pharmaceuticals, Inc.
(a)
5,843 161,851
Apellis Pharmaceuticals, Inc.
(a)
8,282 176,407
Arcutis Biotherapeutics, Inc.
(a)
6,336 194,198
Arvinas, Inc.
(a)
16,774 211,101
Avanos Medical, Inc.
(a)
19,060 223,764
Black Diamond Therapeutics, Inc.
(a)
24,015 91,737
BrightSpring Health Services, Inc.
(a)
7,105 256,917
Exact Sciences Corp.
(a)
4,953 501,689
Exelixis, Inc.
(a)
14,253 629,555
Halozyme Therapeutics, Inc.
(a)
3,236 231,050
HealthEquity, Inc.
(a)
1,787 187,957
Incyte Corp.
(a)
7,435 776,659
Inspire Medical Systems, Inc.
(a)
3,185 396,246
Insulet Corp.
(a)
1,873 612,827
Ionis Pharmaceuticals, Inc.
(a)
4,870 402,895

OneAscent Enhanced Small and Mid Cap ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)

COMMON STOCKS — 98.29% - continued Shares Fair Value
Health Care — 13.38% - continued
iRhythm Technologies, Inc.
(a)
990 $ 186,130
Keros Therapeutics, Inc.
(a)
14,122 246,853
Krystal Biotech, Inc.
(a)
988 215,384
Medpace Holdings, Inc.
(a)
585 346,589
MiMedx Group, Inc.
(a)
28,060 193,053
Mirum Pharmaceuticals, Inc.
(a)
2,252 164,509
NeuroPace, Inc.
(a)
7,947 130,013
Penumbra, Inc.
(a)
1,209 354,443
Phibro Animal Health Corp., Class A 3,736 156,464
PTC Therapeutics, Inc.
(a)
4,293 369,155
Tactile Systems Technology, Inc.
(a)
13,896 357,266
TG Therapeutics, Inc.
(a)
5,709 189,881
Travere Therapeutics, Inc.
(a)
4,671 165,400
Varex Imaging Corp.
(a)
34,706 401,548
Veracyte, Inc.
(a)
4,652 220,226
9,110,966
Industrials — 11.56%
Archer Aviation, Inc., Class A
(a)
20,754 161,674
Bel Fuse, Inc., Class B 1,820 280,335
Bowman Consulting Group Ltd.
(a)
5,056 182,926
Brink's Co. (The) 2,402 269,817
Comfort Systems USA, Inc. 287 280,382
Dycom Industries, Inc.
(a)
462 167,027
Expeditors International of Washington, Inc. 1,124 165,116
Heidrick & Struggles International, Inc. 8,254 485,913
Information Services Group, Inc. 50,135 269,726
Installed Building Products, Inc. 1,055 282,761
ITT, Inc. 1,832 337,381
Kimball Electronics, Inc.
(a)
7,756 224,148
LSI Industries, Inc. 12,724 232,722
Manitowoc Co., Inc. (The)
(a)
19,120 215,674
Mesa Laboratories, Inc. 3,689 295,858
Napco Security Technologies, Inc. 7,850 317,139
Net Power, Inc.
(a)
54,935 159,312
nLight, Inc.
(a)
5,453 192,109
OSI Systems, Inc.
(a)
965 261,370
Primoris Services Corp. 2,935 371,453
REV Group, Inc. 4,277 227,836
Sterling Infrastructure, Inc.
(a)
560 192,814
Strattec Security Corp.
(a)
2,180 163,500
Thermon Group Holdings, Inc.
(a)
8,422 295,612
TriNet Group, Inc. 7,269 425,963
UL Solutions, Inc., Class A 2,624 239,335
United Airlines Holdings, Inc.
(a)
2,124 216,563
Watts Water Technologies, Inc., Class A 3,466 956,200
7,870,666

OneAscent Enhanced Small and Mid Cap ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)

COMMON STOCKS — 98.29% - continued Shares Fair Value
Materials — 5.37%
Alcoa Corp. 9,828 $ 410,221
CF Industries Holdings, Inc. 10,715 843,270
Coeur Mining, Inc.
(a)
12,576 217,188
Hallador Energy Co.
(a)
4,521 92,183
Hecla Mining Co. 14,389 242,023
Intrepid Potash, Inc.
(a)
9,665 244,525
Kaiser Aluminum Corp. 5,557 533,750
Perimeter Solutions, Inc.
(a)
5,215 145,394
Royal Gold, Inc. 2,725 555,463
TriMas Corp. 10,908 371,636
3,655,653
Real Estate — 3.04%
Compass, Inc., Class A
(a)
31,453 327,740
Five Point Holdings, LLC
(a)
23,544 145,973
Howard Hughes Holdings, Inc.
(a)
17,823 1,595,693
2,069,406
Technology — 17.81%
ACI Worldwide, Inc.
(a)
3,227 151,217
Ambarella, Inc.
(a)
3,459 256,589
Axcelis Technologies, Inc.
(a)
1,609 133,177
Calix, Inc.
(a)
2,338 129,221
Cirrus Logic, Inc.
(a)
5,123 616,501
Coherent Corp.
(a)
3,363 552,406
Credo Technology Group Holding Ltd.
(a)
1,606 285,226
Daktronics, Inc.
(a)
16,613 314,484
Duolingo, Inc.
(a)
1,036 198,301
Dynatrace, Inc.
(a)
2,738 122,005
Fastly, Inc.
(a)
22,664 264,262
Flex Ltd.
(a)
8,967 530,039
Gartner, Inc.
(a)
2,732 635,846
Harmonic, Inc.
(a)
14,934 142,769
Jabil, Inc. 1,606 338,400
JFrog Ltd.
(a)
5,515 336,305
Lumentum Holdings, Inc.
(a)
1,356 440,917
MKS, Inc. 2,889 451,811
MongoDB, Inc.
(a)
520 172,832
Okta, Inc.
(a)
2,521 202,512
OneSpan, Inc. 22,070 269,254
Oscar Health, Inc., Class A
(a)
8,760 157,417
Paymentus Holdings, Inc., Class A
(a)
8,094 281,024
Pegasystems, Inc. 2,773 151,877
Photronics, Inc.
(a)
15,499 355,082
PTC, Inc.
(a)
2,913 511,029
Pure Storage, Inc., Class A
(a)
5,038 448,180
Remitly Global, Inc.
(a)
13,748 186,217
Rubrik, Inc., Class A
(a)
4,002 277,419
Sandisk Corp.
(a)
1,302 290,711

OneAscent Enhanced Small and Mid Cap ETF
Schedule of Investments (continued)
November 30, 2025 - (Unaudited)

COMMON STOCKS — 98.29% - continued Shares Fair Value
Technology — 17.81% - continued
Sanmina Corp.
(a)
1,700 $ 265,481
Shift4 Payments, Inc., Class A
(a)
2,689 198,394
Sprinklr Inc., Class A
(a)
14,729 106,491
Teradata Corp.
(a)
11,713 335,460
Toast, Inc., Class A
(a)
4,185 143,085
Twilio, Inc., Class A
(a)
1,913 248,097
UiPath, Inc., Class A
(a)
26,780 371,171
Unity Software, Inc.
(a)
6,111 259,840
Viavi Solutions, Inc.
(a)
25,647 460,107
Vicor Corp.
(a)
2,017 180,219
Yext, Inc.
(a)
25,143 211,704
ZoomInfo Technologies, Inc., Class A
(a)
14,220 141,062
12,124,141
Utilities — 2.87%
AES Corp. (The) 38,118 535,939
Clearway Energy, Inc., Class A 20,379 696,962
Clearway Energy, Inc., Class C 19,737 722,769
1,955,670
Total Common Stocks/ Investments — 98.29% (Cost $64,645,553 ) 66,921,319
Other Assets in Excess of Liabilities — 1.71% 1,162,055
NET ASSETS — 100.00% $ 68,083,374
(a) Non-income producing security.